Investments (Tables)	12 Months Ended
Mar. 31, 2020
Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value	The fair values of credit substitutes by type of instrument as of March 31, 2019 and March 31, 2020 were as follows:

	As of March 31,
	2019				2020
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	247,869.1	Rs.	247,152.5	Rs.	236,717.2	Rs.	237,980.3
Commercial paper		25,681.6		25,734.3		124,024.3		124,393.4
Total	Rs.	273,550.7	Rs.	272,886.8	Rs.	360,741.5	Rs.	362,373.7

					US$	4,785.0	US$	4,806.7

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2019 and March 31, 2020 was as follows:

	As of March 31, 2019
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	134,084.9	Rs.	163.2	Rs.	0.1	Rs.	134,248.0
Other corporate/financial institution securities		33,990.6		15.8		1.1		34,005.3

Total debt securities	Rs.	168,075.5	Rs.	179.0	Rs.	1.2	Rs.	168,253.3
Other securities (including mutual fund units)		96,935.6		327.2		—		97,262.8

Total	Rs.	265,011.1	Rs.	506.2	Rs.	1.2	Rs.	265,516.1

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	207,131.4	Rs.	592.9	Rs.	17.2	Rs.	207,707.1
Other corporate/financial institution securities		4,495.9		7.1		32.5		4,470.5

Total debt securities	Rs.	211,627.3	Rs.	600.0	Rs.	49.7	Rs.	212,177.6
Other securities (including mutual fund units)		92,683.9		101.4		—		92,785.3
Total	Rs.	304,311.2	Rs.	701.4	Rs.	49.7	Rs.	304,962.9

Total	US$	4,036.5	US$	9.3	US$	0.7	US$	4,045.1

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value
The portfolio of available for sale debt securities as of March 31, 2019 and March 31, 2020 was as follows:

	As of March 31, 2019
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	2,147,934.6	Rs.	21,881.4	Rs.	9,834.9	Rs.	2,159,981.1
State government securities		144,633.7		4,864.6		475.7		149,022.6
Government securities outside India		7,201.6		3.3		—		7,204.9
Credit substitutes (see note 7)		273,550.7		899.9		1,563.8		272,886.8
Other corporate/financial institution bonds		3,925.0		30.9		6.3		3,949.6

Debt securities, other than asset and mortgage-backed securities		2,577,245.6		27,680.1		11,880.7		2,593,045.0
Mortgage-backed securities		56.3		1.0		0.4		56.9
Asset-backed securities		38,827.1		165.0		122.2		38,869.9
Other securities (including mutual fund units) (1)		1,376.3		0.3		—		1,376.6

Total	Rs.	2,617,505.3	Rs.	27,846.4	Rs.	12,003.3	Rs.	2,633,348.4

Securities with gross unrealized losses							Rs.	799,718.5
Securities with gross unrealized gains								1,833,629.9

							Rs.	2,633,348.4

(1)
The Bank adopted ASU 2016-01 and ASU 2018-03 as of April 1, 2018, resulting in a cumulative effect adjustment from AOCI to retained earnings for net unrealized gains on marketable equity securities AFS. The available-for sale category was eliminated for equity securities amortized cost Rs. 855.6 million and carrying value Rs. 1,267.7 million effective April 1, 2018.

	As of March 31, 2020
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	2,637,464.4	Rs.	52,630.0	Rs.	1,491.6	Rs.	2,688,602.8
State government securities		177,055.9		11,337.7		—		188,393.6
Government securities outside India		8,367.0		48.4		—		8,415.4
Credit substitutes (see note 7)		360,741.5		2,309.5		677.3		362,373.7
Other corporate/financial institution bonds		29,710.9		212.8		409.6		29,514.1

Debt securities, other than asset and mortgage-backed securities		3,213,339.7		66,538.4		2,578.5		3,277,299.6
Mortgage-backed securities		37.3		0.8		—		38.1
Asset-backed securities		125,931.2		1,746.0		150.0		127,527.2
Other securities (including mutual fund units)		1,424.1		0.2		—		1,424.3

Total	Rs.	3,340,732.3	Rs.	68,285.4	Rs.	2,728.5	Rs.	3,406,289.2

Total	US$	44,312.6	US$	905.8	US$	36.2	US$	45,182.2

Securities with gross unrealized losses							Rs.	300,932.1
Securities with gross unrealized gains								3,105,357.1

							Rs.	3,406,289.2

							US$	45,182.2

Unrealized loss position investments
The gross unrealized losses and fair value of available for sale debt securities at March 31, 2019 was as follows:

	As of March 31, 2019
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	—	Rs.	—	Rs.	568,759.0	Rs.	9,834.9	Rs.	568,759.0	Rs.	9,834.9
State government securities		—		—		27,415.5		475.7		27,415.5		475.7
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		17,996.3		88.1		165,700.5		1,475.7		183,696.8		1,563.8
Other corporate/financial institution bonds		—		—		2,117.6		6.3		2,117.6		6.3

Debt securities, other than asset and mortgage-backed securities		17,996.3		88.1		763,992.6		11,792.6		781,988.9		11,880.7
Mortgage-backed securities		—		—		45.7		0.4		45.7		0.4
Asset-backed securities		14,191.2		48.9		3,492.7		73.3		17,683.9		122.2
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	32,187.5	Rs.	137.0	Rs.	767,531.0	Rs.	11,866.3	Rs.	799,718.5	Rs.	12,003.3

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2020 was as follows:

	As of March 31, 2020
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	24,492.8	Rs.	69.8	Rs.	158,735.8	Rs.	1,421.8	Rs.	183,228.6	Rs.	1,491.6
State government securities		—		—		—		—		—		—
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		38,039.9		481.2		18,680.4		196.1		56,720.3		677.3
Other corporate/financial institution bonds		18,626.2		409.6		—		—		18,626.2		409.6

Debt securities, other than asset and mortgage-backed securities		81,158.9		960.6		177,416.2		1,617.9		258,575.1		2,578.5
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		41,510.7		144.7		846.3		5.3		42,357.0		150.0
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	122,669.6	Rs.	1,105.3	Rs.	178,262.5	Rs.	1,623.2	Rs.	300,932.1	Rs.	2,728.5

Total	US$	1,627.1	US$	14.7	US$	2,364.5	US$	21.5	US$	3,991.6	US$	36.2

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2020 is set out below:

	As of March 31, 2020
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	1,112,389.9	Rs.	1,115,946.4	US$	14,802.3
Over one year through five years		838,625.0		861,818.8		11,431.5
Over five years through ten years		916,798.3		946,302.3		12,552.1
Over ten years		345,526.5		353,232.1		4,685.4

Total	Rs.	3,213,339.7	Rs.	3,277,299.6	US$	43,471.3

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale mortgage-backed and asset-backed debt securities as of March 31, 2020 is set out below:

	As of March 31, 2020
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	47,973.3	Rs.	48,473.5	US$	643.0
Over one year through five years		75,458.2		76,412.3		1,013.6
Over five years through ten years		1,576.5		1,621.6		21.5
Over ten years		960.5		1,057.9		14.0

Total	Rs.	125,968.5	Rs.	127,565.3	US$	1,692.1

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of available for sale debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2018		2019		2020		2020
	(In millions)
Gross realized gains on sale	Rs.	11,433.8	Rs.	3,788.1	Rs.	26,128.1	US$	346.6
Gross realized losses on sale		(580.6)		(1,192.1)		(301.9)		(4.0)

Realized gains (losses), net		10,853.2		2,596.0		25,826.2		342.6
Dividends and interest		158,209.2		190,992.5		198,383.2		2,631.4

Total	Rs.	169,062.4	Rs.	193,588.5	Rs.	224,209.4	US$	2,974.0